DECHERT, PRICE & RHOADS
                               1500 K Street, N.W.
                           Washington, D.C. 20005-1208


VIA ELECTRONIC TRANSMISSION

                                                              November 25, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: MainStay Institutional Funds Inc.(File Nos. 33-36962 and 811-6175) Certification Pursuant to Rule 497(j) for Prospectus and Statement of Additional Information

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned, on behalf of MainStay Institutional Funds (the "Registrant"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) with respect to the prospectuses and the statement of additional information, each dated November 21, 1997, for the Registrant. The undersigned, on behalf of the Registrant, hereby certifies that:

         (1) the form of the prospectuses and statement of additional information referred to above that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 17 to the Registrant's registration statement on Form N-1A ("Post-Effective Amendment No. 17), filed on November 21, 1997; and

         (2) Post-Effective Amendment No. 17, which is the Registrant's most recent amendment to its registration statement, has been filed electronically.

                                                     Very truly yours,

                                                              /s/

                                                     William J. Kotapish